Share-based plans - Compensation Expense Related to Cash-Settled Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LTIP 2025+
Share-based plans
Expense from equity-settled share-based payment transactions	€ 6,293
Expense from cash-settled share-based payment transactions	536
MB LTIP 2024+
Share-based plans
Expense from equity-settled share-based payment transactions	2,078
Expense from cash-settled share-based payment transactions	2,173	€ 3,468
LTIP 2024+
Share-based plans
Expense from cash-settled share-based payment transactions	20,452	12,078
LTIP 2022+
Share-based plans
Expense from cash-settled share-based payment transactions	12,784	24,013	€ 17,181
MB LTIP 2020
Share-based plans
Expense from cash-settled share-based payment transactions	€ 808	(1,675)	5,417
LTIP 2019
Share-based plans
Expense from cash-settled share-based payment transactions		€ 574	9,138
MB LTIP 2019
Share-based plans
Expense from cash-settled share-based payment transactions			€ 779